OTHER CURRENT ASSETS (Tables)	12 Months Ended
Jun. 30, 2014
OTHER CURRENT ASSETS [Abstract]
Other Current Assets
	2014	2013
Deferred tax assets	$81	$87
Prepaid expenses	42	41
Other	11	19
Total	$134	$147